BEACON ACCELERATED RETURN STRATEGY FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (119.11%)
Call Option Contracts (119.11%)
S&P 500® Mini Index:
Cowen	01/14/2021	$0.01	250	$9,390,175	$9,383,976
Cowen	01/14/2021	336.30	250	9,390,175	987,600
Cowen	02/12/2021	0.01	350	13,146,244	13,140,804
Cowen	02/12/2021	247.00	350	13,146,245	4,501,623
Cowen	03/12/2021	277.21	350	13,146,245	3,464,408
Cowen	03/12/2021	0.01	350	13,146,245	13,125,941
Cowen	04/14/2021	0.01	330	12,395,031	12,366,398
Cowen	04/14/2021	285.01	330	12,395,031	3,031,199
Cowen	05/14/2021	306.65	300	11,268,210	2,176,586
Cowen	05/14/2021	0.01	300	11,268,210	11,230,802
Cowen	06/14/2021	0.01	350	13,146,245	13,085,011
Cowen	06/14/2021	321.98	350	13,146,245	2,107,782
Cowen	07/14/2021	338.25	300	11,268,210	1,447,367
Cowen	07/14/2021	0.01	300	11,268,210	11,212,739
Cowen	08/13/2021	341.50	310	11,643,817	1,455,603
Cowen	08/13/2021	0.01	310	11,643,817	11,576,376
Cowen	09/14/2021	0.01	300	11,268,210	11,191,594
Cowen	09/14/2021	346.20	300	11,268,210	1,340,216
Cowen	10/14/2021	0.01	215	8,075,551	8,012,650
Cowen	10/14/2021	361.68	215	8,075,551	757,600
				229,495,877	135,596,275
TOTAL PURCHASED OPTION CONTRACTS
(Cost $102,330,591)				$229,495,877	$135,596,275

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.64%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(a)	0.000%	282,748	282,748
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	0.030%	3,855,816	3,855,816
			4,138,564
TOTAL SHORT TERM INVESTMENTS
(Cost $4,138,564)			4,138,564

TOTAL INVESTMENTS (122.75%)
(Cost $106,469,155)			$139,734,839

LIABILITIES IN EXCESS OF OTHER ASSETS (-22.75%)			(25,893,618)

NET ASSETS (100.00%)			$113,841,221

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (22.82%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Call Option Contracts - (22.82%)
S&P 500® Mini Index
Cowen	01/14/21	$359.91	(500)	$318,846	$(18,780,350)	$(852,300)
Cowen	02/12/21	283.80	(700)	984,687	(26,292,490)	(6,447,501)
Cowen	03/12/21	312.14	(700)	813,888	(26,292,490)	(4,600,845)
Cowen	04/14/21	315.61	(660)	744,939	(24,790,062)	(4,179,388)
Cowen	05/14/21	339.00	(600)	702,417	(22,536,420)	(2,679,530)
Cowen	06/14/21	353.21	(700)	759,288	(26,292,490)	(2,456,498)
Cowen	07/14/21	373.00	(600)	571,019	(22,536,420)	(1,372,087)
Cowen	08/13/21	376.50	(620)	697,313	(23,287,634)	(1,400,627)
Cowen	09/14/21	380.50	(600)	670,752	(22,536,420)	(1,326,487)
Cowen	10/14/21	394.23	(430)	435,125	(16,151,101)	(658,278)

TOTAL WRITTEN OPTION CONTRACTS				$6,698,274	$(229,495,877)	$(25,973,541)

BEACON PLANNED RETURN STRATEGY FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (131.18%)
Call Option Contracts (127.76%)
S&P 500® Mini Index:
Cowen	01/14/2021	$43.00	570	$21,409,599	$18,945,109
Cowen	01/14/2021	43.85	300	11,268,210	9,945,611
Cowen	01/14/2021	336.00	300	11,268,210	1,193,937
Cowen	01/14/2021	330.60	570	21,409,599	2,570,748
Cowen	02/12/2021	44.15	200	7,512,140	6,626,308
Cowen	02/12/2021	43.85	630	23,663,241	20,891,767
Cowen	02/12/2021	336.00	630	23,663,241	2,620,060
Cowen	02/12/2021	338.21	200	7,512,140	790,529
Cowen	03/12/2021	32.50	900	33,804,630	30,828,727
Cowen	03/12/2021	245.53	900	33,804,630	11,703,029
Cowen	04/14/2021	279.72	800	30,048,560	7,753,945
Cowen	04/14/2021	36.28	800	30,048,560	27,078,101
Cowen	05/14/2021	36.80	930	34,931,451	31,394,808
Cowen	05/14/2021	284.01	930	34,931,451	8,688,443
Cowen	06/14/2021	304.70	900	33,804,630	6,763,754
Cowen	06/14/2021	39.80	900	33,804,630	30,067,050
Cowen	07/14/2021	321.79	1,100	41,316,769	6,779,775
Cowen	07/14/2021	42.10	1,100	41,316,770	36,484,902
Cowen	08/13/2021	338.21	900	33,804,630	4,455,188
Cowen	08/13/2021	44.15	900	33,804,630	29,637,642
Cowen	09/14/2021	44.12	1,010	37,936,307	33,225,056
Cowen	09/14/2021	341.50	1,010	37,936,307	4,868,258
Cowen	10/14/2021	347.50	900	33,804,630	4,063,162
Cowen	10/14/2021	45.30	900	33,804,630	29,467,078
Cowen	11/12/2021	362.35	780	29,297,346	2,820,647
Cowen	11/12/2021	47.30	780	29,297,346	25,357,460
Cowen	12/14/2021	373.25	450	16,902,315	1,335,976
Cowen	12/14/2021	48.70	450	16,902,315	14,547,304
Cowen	12/14/2021	368.55	315	11,831,621	1,029,951
Cowen	12/14/2021	47.85	315	11,831,621	10,209,872
				802,672,159	422,144,197

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (131.18%) (continued)
Put Option Contracts (3.42%)
S&P 500® Mini Index:
Cowen	01/14/2021	$330.60	570	$21,409,599	$18,342
Cowen	01/14/2021	336.00	300	11,268,210	12,560
Cowen	02/12/2021	336.00	630	23,663,241	132,137
Cowen	02/12/2021	338.21	200	7,512,140	44,909
Cowen	03/12/2021	245.53	900	33,804,630	44,324
Cowen	04/14/2021	279.72	800	30,048,560	147,328
Cowen	05/14/2021	284.01	930	34,931,451	278,847
Cowen	06/14/2021	304.70	900	33,804,630	531,180
Cowen	07/14/2021	321.79	1,100	41,316,770	1,051,309
Cowen	08/13/2021	338.21	900	33,804,630	1,273,569
Cowen	09/14/2021	341.50	1,010	37,936,307	1,666,452
Cowen	10/14/2021	347.50	900	33,804,630	1,781,740
Cowen	11/12/2021	362.35	780	29,297,346	2,024,511
Cowen	12/14/2021	373.25	450	16,902,315	1,384,977
Cowen	12/14/2021	368.55	315	11,831,621	916,287
				401,336,080	11,308,472
TOTAL PURCHASED OPTION CONTRACTS
(Cost $355,103,166)				$1,204,008,239	$433,452,669

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.74%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(a)	0.000%	117,644	117,644
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	0.030%	2,331,635	2,331,635
			2,449,279
TOTAL SHORT TERM INVESTMENTS
(Cost $2,449,279)			2,449,279

TOTAL INVESTMENTS (131.92%)
(Cost $357,552,445)			$435,901,948

LIABILITIES IN EXCESS OF OTHER ASSETS (-31.92%)			(105,466,901)

NET ASSETS (100.00%)			$330,435,047

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (32.43%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 2)
Put Option Contracts - (2.07%)
S&P 500® Mini Index
Cowen	01/14/21	$297.54	(570)	$546,455	$(21,409,599)	$(8,304)
Cowen	01/14/21	302.40	(300)	286,403	(11,268,210)	(4,791)
Cowen	02/12/21	302.40	(630)	646,188	(23,663,241)	(46,304)
Cowen	02/21/21	304.39	(200)	244,933	(7,512,140)	(15,730)
Cowen	03/12/21	220.98	(900)	2,364,031	(33,804,630)	(22,242)
Cowen	04/14/21	251.75	(800)	1,773,359	(30,048,560)	(82,418)
Cowen	05/14/21	255.61	(930)	2,039,211	(34,931,451)	(153,693)
Cowen	06/14/21	274.23	(900)	2,030,130	(33,804,630)	(298,933)
Cowen	07/14/21	289.61	(1,100)	2,314,073	(41,316,770)	(585,145)
Cowen	08/13/21	304.39	(900)	1,807,833	(33,804,630)	(725,667)
Cowen	09/14/21	307.35	(1,010)	2,132,821	(37,936,307)	(981,744)
Cowen	10/14/21	312.75	(900)	1,883,627	(33,804,630)	(1,108,256)
Cowen	11/12/21	326.12	(780)	1,513,137	(29,297,346)	(1,284,536)
Cowen	12/14/21	331.70	(315)	654,230	(11,831,621)	(605,814)
Cowen	12/14/21	335.93	(450)	899,064	(16,902,315)	(904,692)
				21,135,495	(401,336,080)	(6,828,269)

Call Option Contracts - (30.36%)
S&P 500® Mini Index
Cowen	01/14/21	343.66	(1,140)	1,276,461	(42,819,198)	(3,684,445)
Cowen	01/14/21	348.25	(600)	692,217	(22,536,420)	(1,673,225)
Cowen	02/12/21	349.50	(1,260)	1,507,846	(47,326,482)	(3,698,518)
Cowen	02/21/21	349.34	(400)	535,876	(15,024,280)	(1,179,645)
Cowen	03/12/21	271.56	(1,800)	3,630,069	(67,609,260)	(18,807,420)
Cowen	04/14/21	301.79	(1,600)	2,797,928	(60,097,120)	(12,160,792)
Cowen	05/14/21	304.77	(1,860)	3,103,793	(69,862,902)	(13,811,081)
Cowen	06/14/21	327.00	(1,800)	3,129,670	(67,609,260)	(10,078,399)
Cowen	07/14/21	341.61	(2,200)	3,611,755	(82,633,540)	(10,036,038)
Cowen	08/13/21	357.45	(1,800)	2,899,276	(67,609,260)	(6,339,072)
Cowen	09/14/21	362.43	(2,020)	3,609,153	(75,872,614)	(6,707,482)
Cowen	10/14/21	368.20	(1,800)	3,268,681	(67,609,260)	(5,493,619)
Cowen	11/12/21	381.55	(1,560)	2,595,729	(58,594,692)	(3,667,613)
Cowen	12/14/21	388.34	(630)	1,079,769	(23,663,241)	(1,304,746)
Cowen	12/14/21	392.30	(900)	1,507,427	(33,804,630)	(1,676,712)
				35,245,650	(802,672,159)	(100,318,807)

TOTAL WRITTEN OPTION CONTRACTS				$56,381,145	$(1,204,008,239)	$(107,147,076)

Notes to Quarterly Portfolio of Investments

December 31, 2020 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and the primary investment objectives are to deliver capital appreciation and generate positive alpha for the Beacon Accelerated Return Strategy Fund, and capital preservation and capital appreciation for the Beacon Planned Return Strategy Fund. The Funds currently offer Institutional Class shares. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

FLEX Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). Flexible Exchange Options are valued based on prices supplied by an independent third-party pricing service, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

BEACON ACCELERATED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$135,596,275	$–	$135,596,275
Short Term Investments	4,138,564	–	–	4,138,564
Total	$4,138,564	$135,596,275	$–	$139,734,839

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(25,973,541)	$–	$(25,973,541)
TOTAL	$–	$(25,973,541)	$–	$(25,973,541)

BEACON PLANNED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$433,452,669	$–	$433,452,669
Short Term Investments	2,449,279	–	–	2,449,279
Total	$2,449,279	$433,452,669	$–	$435,901,948

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(107,147,076)	$–	$(107,147,076)
TOTAL	$–	$(107,147,076)	$–	$(107,147,076)

There were no Level 3 securities held during the year.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: The Funds place their cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a fund and are apportioned among the classes based on average net assets of each class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

3. DERIVATIVE INSTRUMENTS

Each Fund's principal investment strategy permits it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Funds use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices.

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.